UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-0800
Van Kampen Select Sector Municipal Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)       (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 1/31/10

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 173.2%
	Alabama 1.8%
$750	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000%	06/01/39	$759,608
1,250	Courtland, AL Indl Dev Brd Solid Waste Disp Rev Rfdg Intl Paper Co Proj (AMT)	5.200	06/01/25	1,118,300
500	Healthcare Auth for Baptist AL, Ser A (b)	6.125	11/15/36	529,165
725	Selma, AL Indl Dev Brd Rev Gulf Opportunity Zone Intl Paper Co Proj, Ser A	6.250	11/01/33	737,782

				3,144,855

	Alaska 0.4%
1,000	Northern Tob Sec Corp AK Tob Settlement Rev Asset Bkd, Ser A	5.000	06/01/46	675,250

	Arizona 5.7%
610	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/25	668,767
915	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/26	998,649
1,750	Glendale, AZ Indl Dev Auth Rfdg	5.000	12/01/35	1,548,662
1,700	Goodyear, AZ McDowell Rd Coml Corridor Impt Dist Impt (AMBAC Insd)	5.250	01/01/32	1,688,984
800	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser C (b)	5.000	07/01/38	862,344
500	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev Rfdg AZ Pub Svc Co, Ser B (b)	5.500	05/01/29	523,995

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$225	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser C (b)	5.500%	06/01/34	$236,725
275	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser E (b)	5.750	06/01/34	286,641
240	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.000	01/01/39	240,490
220	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.125	01/01/45	220,570
800	Pima Cnty, AZ Indl Dev Auth Wtr & Waste Wtr Rev Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	777,880
750	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000	01/01/28	806,085
1,280	University Med Ctr Corp AZ Hosp Rev	5.000	07/01/35	1,186,278

				10,046,070

	Arkansas 1.3%
2,400	Washington Cnty, AR Hosp Rev Regl Med Ctr Rfdg, Ser B	5.000	02/01/30	2,214,456

	California 20.7%
5,000	Alameda Corridor Trans Auth CA Conv Cap Apprec Sub Lien Rfdg, Ser A (AMBAC Insd) (c)	0/5.400	10/01/24	3,953,700
1,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F-1	5.000	04/01/39	1,011,970
300	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	112,926
1,125	California Cnty, CA Tob Sec Agy Tob Asset Bkd Merced Cnty Rfdg, Ser A	5.250	06/01/45	777,769

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$400	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000%	07/01/34	$419,628
1,800	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	4.950	08/01/23	1,693,422
1,200	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	5.050	02/01/29	1,093,320
1,100	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.300	08/01/23	1,079,221
1,300	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.450	08/01/28	1,245,933
500	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser B (AMT)	5.000	07/01/27	487,715
5	California Rural Home Mtg Fin Auth Single Family Mtg Rev, Ser C (GNMA Collateralized) (AMT)	7.800	02/01/28	5,108
475	California St (AMBAC Insd)	5.125	10/01/27	470,335
275	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/24	300,377
325	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/25	353,265
325	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/26	351,549
225	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/27	241,884
325	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/28	347,955
700	California St Econ Recovery Rfdg, Ser A	5.250	07/01/21	765,233
425	California St Purp	5.750	04/01/31	428,272

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$250	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (d)	5.125%	04/01/37	$205,300
500	California Statewide Cmnty Dev Auth Rev Kaiser Permanente, Ser A	5.000	04/01/19	530,670
200	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Third Tier Franciscan Rfdg, Ser C	6.500	12/15/47	166,826
5,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Rfdg (c)	0/5.800	01/15/20	5,017,300
160	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A1	4.500	06/01/27	147,123
825	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A1	5.750	06/01/47	630,011
510	Los Angeles Cnty, CA Metro Trans Auth Sales Tax Rev Prop C Second Sr Rfdg, Ser A (AMBAC Insd)	5.000	07/01/23	510,954
1,720	Los Angeles Cnty, CA Pub Wks Fin Auth Rev Sr Lien Rfdg, Ser A (AGM Insd)	5.500	10/01/18	1,964,240
100	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (d)	5.500	03/01/18	94,199
3,500	Palm Springs, CA Fin Auth Lease Rev Convention Ctr Proj, Ser A (NATL Insd)	5.500	11/01/35	3,527,160

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$400	Palomar Pomerado Hlthcare Dist CA Ctf Partn	6.750%	11/01/39	$410,632
1,500	Rancho Mirage, CA Jt Pwr Fin Auth Rev Eisenhower Med Ctr, Ser A	5.000	07/01/47	1,297,680
450	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rfdg Second, Ser A4 (AMT) (b)	6.500	05/01/19	486,401
1,000	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bds, Ser A1	5.375	06/01/38	791,590
2,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A1	5.000	06/01/37	1,515,500
5,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A1	5.125	06/01/46	3,386,700
750	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	783,158

				36,605,026

	Colorado 6.3%
5,000	Colorado Ed & Cultural Fac Charter Sch Proj (Syncora Gtd)	5.500	05/01/36	4,992,650
400	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	310,768
1,725	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser C-5 (AGM Insd) (a)	5.000	09/01/36	1,707,422
1,000	Colorado Hlth Fac Auth Rev Hosp Parkview Med Ctr Proj (Prerefunded @ 9/01/11)	6.500	09/01/20	1,088,320

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$1,000	Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded @ 11/15/11)	6.500%	11/15/31	$1,108,420
1,500	Montrose, CO Mem Hosp	6.000	12/01/33	1,399,275
750	Salida, CO Hosp Dist Rev	5.250	10/01/36	555,128

				11,161,983

	Connecticut 1.0%
1,375	Connecticut St Dev Auth Wtr Fac Rev Aquarion Wtr Co CT Proj Rfdg (Syncora Gtd) (AMT)	5.100	09/01/37	1,204,033
500	Hamden, CT Fac Rev EFPRBS Whitney Ctr Proj, Ser B	6.125	01/01/14	494,075

				1,698,108

	District of Columbia 1.2%
900	District Columbia Hosp Rev Sibley Mem Hosp	6.375	10/01/34	957,681
290	District Columbia Hosp Rev Sibley Mem Hosp	6.500	10/01/29	316,503
275	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/29	283,572
550	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/34	555,748

				2,113,504

	Florida 6.1%
150	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	116,760
640	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	565,747

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$95	Escambia Cnty, FL Hlth Fac Auth Hlth Fac Rev FL Hlthcare (AMBAC Insd)	5.950%	07/01/20	$98,283
350	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	353,962
775	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500	10/01/38	785,075
300	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty IDA Rfdg (AMBAC Insd) (b)	5.000	12/01/34	313,608
300	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec, Ser B (b)	5.150	09/01/25	323,160
245	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser A (Acquired 2/19/08, Cost $245,000) (e)	6.800	05/01/38	188,040
150	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 2/19/08, Cost $150,000) (e)	6.900	05/01/17	132,684
600	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	472,284
215	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A (f)	6.125/2.000	05/01/35	108,336
400	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	342,144
1,000	Palm Beach Cnty, FL Solid Waste Auth Rev Impt (BHAC Insd) (a)	5.500	10/01/23	1,127,580

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,500	Port St Lucie, FL Spl Assmt Rev Southwest Annexation Dist 1-B (NATL Insd)	5.000%	07/01/40	$2,174,075
1,100	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350	03/15/42	1,175,064
250	Seminole Tribe, FL Spl Oblig Rev, Ser A (d)	5.750	10/01/22	242,545
340	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	190,873
300	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	281,466
300	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	251,043
500	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	402,565
1,000	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Aero, Ser A	5.750	10/15/29	1,006,830
200	World Comm Cmnty Dev Dist FL Spl Assmt (f)	5.500/2.000	05/01/38	78,192

				10,730,316

	Georgia 5.1%
1,250	Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien, Ser C (AGM Insd) (a)	5.000	01/01/33	1,254,875
380	Atlanta, GA Tax Alloc Beltline Proj, Ser B	6.750	01/01/20	383,260
75	Atlanta, GA Tax Alloc Beltline Proj, Ser B	7.375	01/01/31	75,260

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (continued)
$1,675	Atlanta, GA Wtr & Wastewtr Rev, Ser A	5.250%	11/01/17	$1,800,022
450	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/27	476,878
500	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/28	528,295
450	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/29	474,413
980	Georgia Muni Elec Auth Pwr Rev Rfdg, Ser A (FGIC Insd) (g)	5.500	01/01/12	1,042,201
1,050	Georgia Muni Elec Auth Pwr Rev, Ser A (FGIC Insd)	5.500	01/01/12	1,133,444
1,200	Private Colleges & Univ Auth GA Rev Emory Univ, Ser B (a)	5.000	09/01/29	1,291,284
600	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	613,602

				9,073,534

	Idaho 0.6%
250	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	280,258
400	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.750	11/01/37	439,288
325	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg (h)	6.125	11/15/27	282,652

				1,002,198

	Illinois 12.9%
500	Bartlett, IL Tax Increment Rev Sr Lien Quarry Redev Proj Rfdg	5.600	01/01/23	392,845
2,750	Chicago, IL Brd Ed Rfdg, Ser C (AGM Insd)	5.000	12/01/27	2,841,080

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$2,000	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien Rfdg, Ser A (NATL Insd) (AMT)	5.375%	01/01/32	$1,923,960
2,540	Chicago, IL O’Hare Intl Arpt Rev Second Lien Passenger Fac, Ser A (AMBAC Insd) (AMT)	5.375	01/01/32	2,443,429
1,400	Chicago, IL O’Hare Intl Arpt Rev, Ser A (AGM Insd) (a)	5.000	01/01/33	1,422,834
1,425	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/25	1,535,865
285	Cook Cnty, IL Sch Dist No. 100 Berwyn South (AGM Insd)	8.100	12/01/15	370,346
750	Illinois Fin Auth Hosp Rev Rfdg Kish Hlth Sys Oblig Group	5.500	10/01/22	758,700
1,000	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/31	764,050
870	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.375	08/15/24	932,014
500	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.750	08/15/30	547,240
2,000	Illinois Fin Auth Rev Osf Hlthcare Sys, Ser A	5.750	11/15/37	1,977,920
3,000	Illinois Fin Auth Rev Resurrection Hlthcare, Ser A (AGM Insd)	5.500	05/15/24	3,129,540
500	Illinois Fin Auth Rev Riverside Hlth Sys	6.250	11/15/35	521,515
750	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250	11/01/38	821,055
1,000	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500	08/01/37	881,890
1,335	Illinois Fin Auth Solid Waste Rev Disp Waste Mgmt Inc Proj, Ser A (AMT)	5.050	08/01/29	1,288,435

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$225	Will Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000%	12/01/42	$192,384

				22,745,102

	Indiana 5.5%
260	Crown Point, IN Econ Dev Rev Temp Wittenberg Vlg Proj, Ser C-1	7.250	11/15/14	260,307
2,920	East Chicago, IN Elem Sch Bldg Corp First Mtg Rfdg (AMBAC Insd)	6.250	01/05/16	3,217,373
4,600	Indiana Hlth & Ed Fac Fin Auth Rev Ascension Hlth Sr Cr, Ser B6 (a)	5.000	11/15/36	4,598,804
1,000	Indiana St Dev Fin Auth Rev Rfdg (AMT)	5.950	08/01/30	998,820
600	Indiana St Fin Auth Environmental Fac Rev Ind Pwr & LT Co Proj Rfdg, Ser A	4.900	01/01/16	633,060

				9,708,364

	Iowa 2.4%
1,125	Coralville, IA Ctf Partn, Ser D	5.250	06/01/26	1,146,161
1,515	Des Moines, IA Pub Pkg Sys Rev, Ser A (NATL Insd)	5.750	06/01/14	1,537,271
2,185	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.375	06/01/38	1,614,365

				4,297,797

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kansas 4.9%
$700	Burlington, KS Environmental Impt Rev KC Pwr LT Rfdg, Ser B (Syncora Gtd) (b)	5.000%	12/01/23	$728,392
70	Cowley Cnty, KS Uni Sch Dist No 465 Winfield Impt Rfdg (NATL Insd)	5.250	10/01/21	76,732
1,250	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.500	11/15/23	1,354,225
1,000	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.750	11/15/38	1,061,420
250	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	209,020
1,495	Overland Pk, KS Dev Corp Rev First Tier, Ser A (Prerefunded @ 1/01/11)	7.375	01/01/32	1,604,539
3,500	Wamego, KS Pollutn Ctl Rev KS Gas & Elec Co Proj Rfdg (NATL Insd)	5.300	06/01/31	3,556,630

				8,590,958

	Kentucky 1.9%
600	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A1 (AGL Insd)	5.750	12/01/28	655,554
600	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/24	659,964
660	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/25	721,301

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kentucky (continued)
$1,405	Louisville & Jefferson Cnty, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.250%	10/01/36	$1,352,242

				3,389,061

	Louisiana 1.1%
371	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	308,182
750	Louisiana St Ctzn Ppty Ins Corp Assmt Rev, Ser C2 (AGL Insd)	6.750	06/01/26	872,888
750	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (b)	5.250	11/01/37	785,625

				1,966,695

	Maryland 2.7%
425	Gaithersburg, MD Econ Dev Rev Asbury MD Oblig Group A	5.125	01/01/36	351,279
375	Maryland St Econ Dev Corp Econ Dev Rev Term Proj, Ser B	5.750	06/01/35	380,220
265	Maryland St Econ Dev Corp Econ Dev Rev Trans Fac Proj, Ser A	5.375	06/01/25	266,757
800	Maryland St Econ Dev Corp Student Hsg Rev Collegiate Hsg Salisbury, Ser A	6.000	06/01/19	795,976
2,000	Maryland St Hlth & Higher Ed Fac Auth Rev MD Inst College of Art	5.000	06/01/40	1,809,520
1,150	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	1,107,899

				4,711,651

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts 3.0%
$825	Massachusetts Dev Fin Agy Sr Living Fac Rev, Ser B-2	6.250%	06/01/14	$826,543
225	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/42	158,391
2,000	Massachusetts St Dev Fin Agy Semass Sys, Ser A (NATL Insd)	5.625	01/01/15	2,071,620
1,300	Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue, Ser D	5.000	07/01/33	1,150,929
1,145	Massachusetts St Indl Fin Agy Rev Wtr Treatment Amern Hingham (AMT) (h)	6.750	12/01/20	1,145,240

				5,352,723

	Michigan 2.2%
800	Detroit, MI Sew Disp Rev Sr Lien Rfdg, Ser C1 (AGM Insd)	7.000	07/01/27	923,248
500	Detroit, MI Wtr Supply Sys Rfdg Second Lien, Ser C (AGM Insd)	5.000	07/01/26	504,350
325	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.250	01/15/47	355,189
225	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.500	01/15/47	249,849
2,250	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	1,794,915

				3,827,551

	Minnesota 0.9%
650	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	722,683

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$450	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.625%	11/15/28	$503,856
100	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	97,965
225	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/33	219,701

				1,544,205

	Missouri 4.6%
205	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp Assoc	5.625	06/01/27	197,194
500	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev St Francis Med Ctr	5.500	06/01/29	507,990
500	Cass Cnty, MO Hosp Rev	5.625	05/01/38	431,055
650	Kirkwood, MO Indl Dev Auth Retirement Cmnty Rev Temp 75 Aberdeen Hts, Ser C-1	7.500	11/15/16	650,000
1,000	Missouri St Hlth & Ed Fac Auth Hlth Fac Rev Sr Living Fac Lutheran, Ser A	5.375	02/01/35	914,760
3,855	Missouri St Hlth & Ed Fac Auth Hlth Fac Rev SSM Hlthcare Rfdg, Ser AA (NATL Insd) (g)	6.400	06/01/10	3,936,109
1,250	Saint Charles, MO Ctf Partn, Ser B	5.500	05/01/18	1,300,812
250	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	227,575

				8,165,495

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nebraska 0.6%
$1,000	Municipal Energy Agy of NE Pwr Supply Sys Rev Rfdg, Ser A (BHAC Insd)	5.375%	04/01/39	$1,061,240

	Nevada 0.5%
1,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250	07/01/34	919,680
20	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (BHAC Insd) (AMT)	4.750	09/01/36	17,488

				937,168

	New Hampshire 0.3%
200	New Hampshire St Business Fin Auth Pollutn Ctl Rev Rfdg The Utd Illuminating, Ser A (AMT) (b)	6.875	12/01/29	215,612
275	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (b)	7.125	07/01/27	292,974

				508,586

	New Jersey 3.3%
1,000	New Jersey Econ Dev Auth Rev Cig Tax	5.500	06/15/31	935,580
2,500	New Jersey Econ Dev Auth Wtr Fac Rev NJ Amern Wtr Co Inc Proj, Ser A (FGIC Insd) (AMT)	6.875	11/01/34	2,501,200
1,000	New Jersey Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.000	07/01/36	838,160
1,500	New Jersey St Ctfs Partn Equip Lease Purchase, Ser A	5.250	06/15/28	1,553,850

				5,828,790

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Mexico 1.9%
$1,500	Jicarilla, NM Apache Nation Rev Adj, Ser A (Acquired 10/23/03, Cost $1,514,910) (e)	5.000%	09/01/18	$1,564,185
1,250	Jicarilla, NM Apache Nation Rev, Ser A (Acquired 10/23/03, Cost $1,275,475) (e)	5.500	09/01/23	1,308,375
500	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (a)	6.375	08/01/32	554,470

				3,427,030

	New York 14.7%
500	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.250	07/15/40	514,770
210	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.375	07/15/43	215,344
2,000	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.500	01/01/27	1,916,860
2,750	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.700	01/01/43	2,479,373
5	New York City, Ser C	7.250	08/15/24	5,025
1,700	New York City, Ser I1 (a)	5.000	02/01/26	1,796,390
1,110	New York St Dorm Auth Rev Mt Sinai NYU Hlth	5.500	07/01/26	1,110,655
1,000	New York St Dorm Auth Rev Non St Supported Debt NYU Hosp Ctr, Ser A	5.000	07/01/26	950,490

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$700	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000%	03/15/26	$760,312
750	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/27	809,828
1,600	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/28	1,721,280
6,900	Port Auth NY & NJ Cons 144th (a)	5.000	10/01/35	7,116,592
6,300	Port Auth NY & NJ Cons 152nd (a)	5.000	11/01/28	6,286,896
200	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (d)	5.000	12/01/23	165,464

				25,849,279

	North Carolina 2.0%
3,000	Charlotte, NC Ctf Partn Convention Fac Proj Rfdg, Ser A	5.500	08/01/19	3,366,210
250	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.750	10/01/37	231,153

				3,597,363

	Ohio 8.0%
750	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A2	5.125	06/01/24	696,960
315	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A2	5.750	06/01/34	261,932

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$250	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A2	5.875%	06/01/30	$215,832
5,200	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A2	6.500	06/01/47	4,382,404
1,050	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser A (AGM Insd) (a)	5.000	02/01/24	1,083,663
1,050	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser B (AGM Insd) (a)	5.000	02/01/24	1,083,674
1,125	Lorain Cnty, OH Hosp Rev Rfdg Catholic, Ser C (AGM Insd) (a)	5.000	04/01/24	1,161,079
565	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.000	11/15/28	597,646
350	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.250	11/15/39	366,898
1,500	Ohio St Air Quality Dev Auth Rev Pollutn Ctl First Energy Rfdg, Ser C	5.625	06/01/18	1,586,010
1,000	Ohio St Air Quality Dev Auth Rev Rfdg Columbus Southn Pwr Co, Ser B (b)	5.800	12/01/38	1,039,740
850	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser 2009A	6.750	01/15/39	903,508
500	Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev First Energy Rfdg, Ser A (b)	5.875	06/01/33	544,500

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$235	Toledo Lucas Cnty, OH Port Auth Dev Rev Northwest OH Bd Fd, Ser C (AMT) (g)	6.000%	05/15/11	$244,174

				14,168,020

	Oklahoma 0.5%
500	Chickasaw Nation, OK Hlth Sys (d)	6.250	12/01/32	499,950
1,000	Mc Alester, OK Pub Wks Auth Util Sys Rev Cap Apprec (AGM Insd)	*	02/01/31	355,840

				855,790

	South Carolina 10.9%
2,420	Beaufort Cnty, SC Tax Increment New Riv Redev Proj Area (NATL Insd)	5.500	06/01/20	2,641,115
10,000	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250	12/01/25	10,470,100
3,000	Dorchester Cnty, SC Sch Dist No 002 Installment Pur Rev Growth	5.000	12/01/30	3,025,740
1,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.500	02/01/38	1,032,970
1,500	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	1,552,215
250	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/42	172,607

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$280	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000%	06/01/18	$280,482

				19,175,229

	Tennessee 3.4%
1,250	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser B	6.000	10/01/35	1,049,975
1,500	Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Impt & Rfdg, Ser B (Prerefunded @ 7/01/12)	8.000	07/01/33	1,712,910
1,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg MTN St Hlth Rfdg, Ser A (NATL Insd) (Prerefunded @ 7/01/12)	7.500	07/01/25	1,130,860
750	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg MTN St Hlth, Ser A	5.500	07/01/36	730,605
1,300	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (AGM Insd) (a)	5.250	09/01/27	1,349,374

				5,973,724

	Texas 17.6%
575	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	567,841
3,000	Austin, TX Convention Enterprises Inc Convention Ctr Second Tier Rfdg, Ser B (d)	5.750	01/01/34	2,378,370
500	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/18	544,025

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$575	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000%	08/15/19	$622,322
2,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser A (AGM Insd) (AMT)	5.500	11/01/21	2,050,880
225	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750	11/01/18	225,720
500	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	501,785
1,900	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	1,938,342
300	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250	12/01/35	337,227
400	Harris Cnty, TX Indl Dev Corp Solid Waste Disp Rev Deer Pk Refng Proj	5.000	02/01/23	399,960
1,500	Harris Cnty, TX Sr Lien Toll Rd, Ser A (a)	5.000	08/15/28	1,592,325
3,000	Houston, TX Util Sys Rev Rfdg Comb First Lien, Ser A (AGM Insd) (a)	5.000	11/15/36	3,067,800
1,200	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	1,219,128
1,250	Matagorda Cnty, TX Navig Dist No 1 Rev Coll Centerpoint Energy Proj Rfdg (b)	5.600	03/01/27	1,228,363
500	McLennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	533,865

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$2,000	North Cent, TX Hlth Fac Dev Corp Rev Hosp Childrens Med Ctr Dallas (AMBAC Insd)	5.250%	08/15/32	$2,019,880
540	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	5.625	01/01/28	559,332
360	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/26	384,995
600	North TX Twy Auth Rev Sys First Tier Rfdg, Ser L2 (b)	6.000	01/01/38	665,076
1,000	North TX Twy Auth Rev Toll Second Tier Rfdg, Ser F	5.750	01/01/33	1,026,810
1,700	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750	11/15/37	1,495,235
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svc Inc Proj	5.250	11/15/37	900,320
500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home, Ser B-2	6.500	02/15/14	500,690
1,200	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.250	07/01/28	1,320,456
1,000	Texas A&M Univ Rev Fin Sys, Ser A	5.000	05/15/28	1,084,610
560	Texas Private Activity Surface Trans Corp Sr Lien Nt Mobility	6.875	12/31/39	585,463
2,215	Texas St Trans Commn Mobility Fd (a)	5.000	04/01/28	2,387,992

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,000	Tyler, TX Hlth Fac Dev Corp Hosp Rev Impt East TX Med Ctr Rfdg, Ser A	5.375%	11/01/37	$976,660

				31,115,472

	Virginia 1.5%
1,000	Richmond, VA Indl Dev Auth Govt Fac Rev Bds (AMBAC Insd)	5.000	07/15/15	1,099,090
1,400	Tobacco Settlement Fin Corp VA Asset Bk	5.500	06/01/26	1,571,122

				2,670,212

	Washington 9.0%
1,500	Chelan Cnty, WA Pub Util Dist No 001 Cons Rev Chelan Hydro, Ser A (BHAC Insd) (AMT) (a)(b)	5.600	01/01/36	1,509,690
1,370	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser A (AGM Insd)	5.500	07/01/18	1,464,968
1,000	Grant Cnty, WA Pub Util Dist No 002 Wanapum Hydro Elec Rev Rfdg, Ser B (NATL Insd) (AMT)	5.375	01/01/18	1,008,410
3,000	Kalispel Tribe Indians Priority Dist WA Rev	6.750	01/01/38	2,495,940
5,000	Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (NATL Insd)	5.250	09/01/33	5,060,200
560	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007A-2027 (Acquired 5/07/08, Cost $560,000) (e)	6.000	01/01/27	499,341

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (continued)
$600	Washington St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Proj, Ser A	5.625%	01/01/38	$427,284
3,000	Washington St, Ser B	5.500	05/01/18	3,432,810

				15,898,643

	West Virginia 1.8%
1,750	Harrison Cnty, WV Cmnty Commn Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500	10/15/37	1,577,975
400	West Virginia St Hosp Fin Auth Hosp Rev Rfdg & Impt Utd Hlth Sys, Ser C	5.500	06/01/34	395,212
450	West Virginia St Hosp Fin Auth Hosp Rev Rfdg & Impt Utd Hlth Sys, Ser C	5.500	06/01/39	448,016
400	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	394,024
425	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.250	10/01/23	419,581

				3,234,808

	Wisconsin 3.1%
175	Superior, WI Collateralized Util Rev Rfdg Superior Wtr Lt & Pwr Proj, Ser A (AMT)	5.375	11/01/21	176,143
150	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj, Ser B (AMT)	5.750	11/01/37	145,932
1,000	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300	09/01/23	1,037,890

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (continued)
$1,100	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500%	09/01/28	$1,129,436
370	Wisconsin St Gen Rev, Ser A	5.375	05/01/25	405,616
1,205	Wisconsin St Hlth & Ed Fac Auth Rev (ACA Insd) (Prerefunded @ 5/15/10)	6.150	05/15/25	1,225,931
500	Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlth Care Inc, Ser B (b)	5.125	08/15/27	524,405
720	Wisconsin St Hlth & Ed Fac Auth Rev Prohealth Care Inc Oblig Group	6.625	02/15/39	776,556

				5,421,909

	Wyoming 0.3%
500	Sweetwater Cnty, WY Pollutn Ctl Rev ID Pwr Co Proj Rfdg	5.250	07/15/26	519,600

	Puerto Rico 1.5%
1,025	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (b)	5.000	08/01/39	1,076,639
750	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (i)	5.375	08/01/39	740,700
850	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (i)	5.500	08/01/42	843,633

				2,660,972

Total Long-Term Investments 173.2% (Cost $309,001,134)				305,668,737

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Description	Value

Total Short-Term Investments 1.9% (Cost $3,400,000)	$3,400,000

Total Investments 175.1% (Cost $312,401,134)	309,068,737

Liability for Floating Rate Note Obligations Related to Securities Held (24.4%) (Cost ($43,065,000))
$(43,065) Notes with interest rates ranging from 0.18% to 0.65% at January 31, 2010 and contractual maturities of collateral ranging from 2023 to 2039 (j)	(43,065,000)

Total Net Investments 150.7% (Cost $269,336,134)	266,003,737

Other Assets in Excess of Liabilities 0.5%	813,363

Preferred Shares (including accrued distributions) (51.2%)	(90,311,350)

Net Assets Applicable to Common Shares 100.0%	$176,505,750

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Variable Rate Coupon

(c)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.

(d)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.1% of net assets applicable to common shares.

(f)	Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

(g)	Escrowed to Maturity

(h)	Security has been deemed illiquid.

(i)	Security purchased on a when-issued or delayed delivery basis.

(j)	Floating rate notes. The interest rates shown reflect the rate in effect at January 31, 2010.

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued
ACA — American Capital Access
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
FGIC — Financial Guaranty Insurance Co.
GNMA — Government National Mortgage Association
NATL — National Public Finance Guarantee Corp.
Syncora — Syncora Guarantee Inc.
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments

Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2010 in valuing the Trust’s investments carried at value.

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other Significant	Significant
Investments	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investments in an Asset Position
Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States	$—	$309,068,737	$—	$309,068,737

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Select Sector Municipal Trust

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	March 23, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	March 23, 2010

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	March 23, 2010